INTANGIBLE ASSETS, NET (Schedule Of Intangible Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Original amounts	$ 6,646	$ 8,034
Intangible assets, net	$ 6,117	7,898
Useful lives	7 years
Amortization expense	$ 393	136	$ 0
Intangible assets acquired	412	3,274	$ 3,412
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	3,767	5,155
Intangible assets, net	3,767	5,155
Intangible assets acquired	412
Intangible assets acquired, not resulted in cash flows	18
Software development costs [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	2,879	2,879
Accumulated amortization	529	136
Intangible assets, net	2,350	$ 2,743
5G [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 1,800